PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 99.9%
Affiliated Investment Companies : 99.9%
572,588  Voya Intermediate
Bond Fund - Class R6
$ 5,015,867
2.5
287,177  Voya International
Index Portfolio - Class I
4,112,370
2.0
924,401  Voya Large Cap Value
Fund - Class R6
12,165,115
6.0
147,931  Voya Large-Cap
Growth Fund - Class
R6
8,189,444
4.0
663,525  Voya MI Dynamic
Small Cap Fund
- Class R6
9,169,915
4.5
528,016  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
7,085,977
3.5
1,685,820  Voya Multi-Manager
International Equity
Fund - Class I
19,403,789
9.5
1,287,676  Voya Multi-Manager
Mid Cap Value Fund
- Class I
12,091,277
5.9
132,099  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
10,269,381
5.0
135,831  Voya Small Cap
Growth Fund - Class
R6
6,111,028
3.0
3,820,067  Voya U.S. Stock Index
Portfolio - Class I
76,897,957
37.7
287,468  VY
®
Invesco Comstock
Portfolio - Class I
6,071,319
3.0
589,890  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
15,219,152
7.5
1,128,071  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
11,720,655
5.8
Total Mutual Funds
(Cost $194,203,707)
203,523,246
99.9
Total Investments in
Securities
(Cost $194,203,707) $ 203,523,246 99.9
Assets in Excess of
Other Liabilities 264,697 0.1
Net Assets $ 203,787,943 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Mutual Funds $ 203,523,246 $ — $ — $ 203,523,246
Total Investments, at fair value $ 203,523,246 $ — $ — $ 203,523,246
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 7,200,857 $ 492,911 $ (2,542,563) $ (135,338) $ 5,015,867 $ 77,175 $ 91,232 $ —
Voya International Index Portfolio
- Class I
8,655,247 186,419 (3,885,621) (843,675) 4,112,370 — 1,294,776 —
Voya Large Cap Value Fund -
Class R6
— 13,385,874 (175,126) (1,045,633) 12,165,115 — (8,877) —
Voya Large Cap Value Portfolio -
Class R6
12,491,470 1,563,016 (13,761,076) (293,410) — 13,970 (480,913) 1,341,371
Voya Large-Cap Growth Fund -
Class R6
8,430,850 857,034 (166,905) (931,535) 8,189,444 — (667) —
Voya MI Dynamic Small Cap Fund
- Class R6
8,529,777 1,342,046 (297,783) (404,125) 9,169,915 — 17,214 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
8,428,163 418,979 (1,424,263) (336,902) 7,085,977 — 831,706 —
Voya Multi-Manager International
Equity Fund - Class I
22,449,984 653,938 (2,862,685) (837,448) 19,403,789 — 1,018,128 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
10,519,421 1,669,970 (463,508) 365,394 12,091,277 — 27,340 —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
10,719,370 878,548 (195,534) (1,133,003) 10,269,381 — 12,264 —
Voya Small Cap Growth Fund -
Class R6
5,771,839 1,362,372 (576,507) (446,676) 6,111,028 — 223,338 —
Voya U.S. Stock Index Portfolio -
Class I
74,730,537 7,847,155 (1,392,549) (4,287,186) 76,897,957 — 620,743 —
VY
®
Invesco Comstock Portfolio -
Class I
6,367,337 67,523 (377,403) 13,862 6,071,319 — (5,231) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
15,353,440 1,162,686 (751,417) (545,557) 15,219,152 — (60,684) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
10,136,865 2,620,887 (295,933) (741,164) 11,720,655 — (12,632) —
$ 209,785,157 $ 34,509,358 $ (29,168,873) $ (11,602,396) $ 203,523,246 $ 91,145 $ 3,567,737 $ 1,341,371
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 13,591,444
Gross Unrealized Depreciation (4,271,905)
Net Unrealized Appreciation $ 9,319,539